Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Line Items]
Depreciation expense	$ 1,418	$ 1,092	$ 1,285
Land use Right [Member]
Property, Plant and Equipment, Net [Line Items]
Carrying value	$ 2,361	$ 2,385